Short-term borrowings - Narrative (Details) - Unsecured bank loans - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Short-term borrowings
Total line of credit	$ 286,169	$ 272,416
Unused portion of line of credit	$ 6,980	$ 87,173
Loan one
Short-term borrowings
Interest rate (as a percent)	3.40%	3.90%
Loan two
Short-term borrowings
Interest rate (as a percent)	3.60%	4.00%
Loan three
Short-term borrowings
Interest rate (as a percent)	3.80%